Subsequent Events (Details) $ / shares in Units, $ in Thousands	Feb. 12, 2026 USD ($)	Jan. 14, 2026 $ / shares shares	Feb. 11, 2025 shares	Feb. 11, 2026 $ / shares	Dec. 31, 2025 ¥ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 ¥ / shares
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase price | $ / shares				$ 0.494
Offering expenses payable | $	$ 9,880
Gross proceeds from offering | $	$ 4,390
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Price per share | (per share)					¥ 0.0001	$ 0.0001	¥ 0.0001
Number of shareholders			20,000,000
Number of shares transferred | shares			900
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share | $ / shares		$ 0.0001
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Number of shares not transferred | shares		990,000,000